OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

March 2, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Oppenheimer Senior Floating Rate Fund (Reg. No. 811-09373; File No. 333-128848)

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing with the Commission is hereby made pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This filing contains preliminary proxy materials to be furnished to shareholders of the Oppenheimer Senior Floating Rate Fund (the “Fund”) in connection with a meeting of the Fund’s shareholders to be held May 21, 2010. Those materials include the proxy statement, ballot, and notice of meeting.

The following two proposals are to be submitted to shareholders at that meeting:

     (1) To elect ten Trustees for the Fund.

     (2) To approve the conversion of the Fund from a closed-end investment company to an open-end investment company (the “Conversion”), including in connection therewith the elimination of certain fundamental investment policies regarding quarterly repurchases.

     The Funds anticipate mailing the definitive proxy statement, proxy, and related materials beginning on or about March 26, 2010.

If there are any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------------

Carl A. Algermissen
Vice President and Associate Counsel
Tel.: 303.768.2486
Fax: 303.768.3019

calgermissen@oppenheimerfunds.com

cc:     K&L Gates LLP

Gloria LaFond